CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities
Profit before tax	$ 18,096,387	$ 4,256,031	$ 3,971,956
Adjustments to obtain cash flows from operating activities:	(22,307,043)	(35,300,886)	(16,789,034)
Depreciation and amortization	4,207,771	2,957,059	2,198,822
Net impairment loss of financial assets	15,752,414	5,897,990	3,888,609
Accrued interest	(69,275,805)	(50,158,049)	(37,347,882)
Exchange rate	(25,718,384)	(27,441,940)	2,855,872
Inflation effect on cash and cash equivalents balances	56,349,067	33,646,939	12,112,434
Gain on sale of Prisma Medios de Pagos S.A.	(3,821,089)	0	0
Put option - Prisma Medios de Pagos S.A.	(685,000)	0	0
Other adjustments	883,983	(202,885)	(496,889)
Net decreases (increases) due to changes in operating assets:	108,938,183	(6,267,389)	(102,889,796)
Financial assets at fair value through profit or loss (FVTPL)	2,647,800	1,333,733	(3,419,633)
Financial assets at amortized cost
Other financial assets	8,741,811	(3,522,205)	(3,806,973)
Loans and advances to financial institutions	7,882,183	(6,372,793)	(2,802,686)
Loans and advances to customers	77,998,676	13,057,756	(66,323,533)
Loans and advances to government sector	(110)	26	24,572
Reverse repurchase agreements	19,510,749	(5,389,798)	(14,130,215)
Financial assets at fair value through other comprehensive income	(8,286,739)	434,840	(12,501,176)
Other assets	443,813	(5,808,948)	69,848
Net (decreases) increases due to changes in operating liabilities:	(127,869,384)	67,557,501	35,517,033
Financial liabilities at amortized cost
Deposits from financial institutions	(274,034)	82,828	(261,566)
Deposits from customers	(103,498,356)	45,719,429	30,009,675
Deposits from government sector	579,718	14,026	(5,044,227)
Repurchase agreements	(230,769)	(626,212)	265,199
Financial liabilities at FVTPL	508,997	2,661,725	356,619
Other financial liabilities	(24,954,940)	19,705,705	10,191,333
Income tax paid	(1,598,745)	(2,090,169)	(2,020,822)
Interest received	109,383,620	80,202,153	54,405,003
Interest paid	(46,139,324)	(32,817,660)	(17,562,664)
Total cash flows generated by/(used in) operating activities	38,503,694	75,539,581	(45,368,324)
Cash flows from investing activities
Payments:	(2,998,195)	(3,052,013)	(3,836,789)
Purchase of property and equipment, intangible assets and other assets	(2,998,195)	(2,925,840)	(3,836,789)
Loss of control of the subsidiary	0	(126,173)	0
Collections:	3,837,762	1,781,892	719,094
Sale of equity instruments	2,492,169	0	0
Sale of property and equipment, intangible assets and other assets	0	1,008,030	15,743
Cash and cash equivalents – Gain of control over subsidiaries	257,767	0	0
Dividends received	1,087,826	773,862	703,351
Total cash flows generated by / (used in) investing activities	839,567	(1,270,121)	(3,117,695)
Cash flows from financing activities
Payments:	(10,195,721)	(4,071,470)	(5,223,583)
Dividends	(3,702,747)	(2,010,520)	(2,237,938)
Debt security payments - Capital	(3,219,779)	(837,250)	(2,046,303)
Debt security payments - Interest	(2,469,755)	(1,219,831)	(867,990)
BCRA	0	(3,869)	(71,352)
Payment of lease liabilities	(803,440)	0	0
Collections:	5,286,744	1,619,261	19,001,210
Issuance of own equity instruments	0	0	16,511,145
Non controling interest capital contribution	0	437,481	0
Debt securities issued - Capital	5,285,392	1,181,780	2,490,065
BCRA	1,352	0	0
Total cash flows (used in) / generated by financing activities	(4,908,977)	(2,452,209)	13,777,627
Effect of exchange rate changes on cash and cash equivalents	25,718,384	27,441,940	(2,855,872)
Inflation effect on cash and cash equivalents balances	(56,349,067)	(33,646,939)	(12,112,434)
Total changes in cash and cash equivalents	3,803,601	65,612,252	(49,676,698)
Cash and cash equivalents at the beginning of the year (Note 8)	152,456,309	86,844,057	136,520,755
Cash and cash equivalents at the end of the year (Note 8)	$ 156,259,910	$ 152,456,309	$ 86,844,057